Retirement benefit plan - Changes in Defined Benefit Obligation (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Changes in defined benefit obligation [Abstract]
At beginning of period	SFr (8,844)	SFr (5,770)	SFr (3,213)
At end of period	(8,645)	(8,844)	(5,770)
Defined Benefit Obligation
Changes in defined benefit obligation [Abstract]
At beginning of period	(52,455)	(41,060)	(32,410)
Current service cost	(1,952)	(1,688)	(1,453)
Past service cost			(903)
Interest cost	(544)	(680)	(804)
Change in demographic assumptions	0	(16)	136
Change in financial assumptions	(2,652)	(3,846)	(2,908)
Change in experience assumptions	831	(1,078)	(57)
Benefits (deposited)/paid	4,119	(2,504)	(1,265)
Gains and (losses) on settlement / curtailment	6,057
Employees' contributions	(1,665)	(1,583)	(1,396)
At end of period	SFr (48,261)	SFr (52,455)	SFr (41,060)